Intangible assets - Other intangible assets (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Intangible assets - Other intangible assets
Balance at		R$ 1,640,700		R$ 1,837,787	R$ 1,881,803
Losses from non-recovery (Impairment) - IT Member
Intangible assets - Other intangible assets
Balance at		(336,001)		(1,298,671)	(993,002)		R$ (1,003,500)
Impact on net profit		(300,865)	[1]	(306,110)	(5,838)	[1]
Write-off		1,263,535		441	16,336
Transfers					0
Accumulated amortization Member
Intangible assets - Other intangible assets
Balance at		(5,344,643)		(3,845,197)	(3,398,137)		(3,115,773)
Additions		(523,255)		(471,280)	(328,051)
Additions resulting mergers		(583)			(249)
Write-off		25,242		6,354	10,343
Additions / disposals (net) due to change in the scope of consolidation		(15)			(1)
Transfers		(1,000,835)		17,866	35,594
Cost Member
Intangible assets - Other intangible assets
Balance at		7,321,344		6,981,655	6,272,942		5,600,216
Additions		804,919		836,483	670,885
Additions resulting mergers		590		(132,403)	339
Write-off		(477,474)			(10,652)
Additions / disposals (net) due to change in the scope of consolidation		87			4
Transfers		11,567		4,633	12,150
Other assets
Intangible assets - Other intangible assets
Balance at		83,830		102,921	113,552
Other assets | Losses from non-recovery (Impairment) - IT Member
Intangible assets - Other intangible assets
Balance at		(15,291)		(15,291)	(15,291)		(8,698)
Impact on net profit	[1]				(6,736)
Write-off					143
Transfers					0
Other assets | Accumulated amortization Member
Intangible assets - Other intangible assets
Balance at		(311,950)		(292,762)	(277,155)		(266,779)
Additions		(19,246)		(21,571)	(24,005)
Write-off				5,500	10,202
Transfers		58		464	3,427
Other assets | Cost Member
Intangible assets - Other intangible assets
Balance at		411,071		410,974	405,998		397,716
Additions		137		12,072	18,395
Additions resulting mergers					89
Write-off		(40)		(7,096)	(10,202)
IT developments
Intangible assets - Other intangible assets
Balance at		1,556,870		1,734,866	1,768,251
IT developments | Losses from non-recovery (Impairment) - IT Member
Intangible assets - Other intangible assets
Balance at		(320,710)		(1,283,380)	(977,711)		(994,802)
Impact on net profit		(300,865)	[1]	(306,110)	898	[1]
Write-off		1,263,535		441	16,193
IT developments | Accumulated amortization Member
Intangible assets - Other intangible assets
Balance at		(5,032,693)		(3,552,435)	(3,120,982)		(2,848,994)
Additions		(504,009)		(449,709)	(304,046)
Additions resulting mergers		(583)			(249)
Write-off		25,242		854	141
Additions / disposals (net) due to change in the scope of consolidation		(15)			(1)
Transfers		(1,000,893)		17,402	32,167
IT developments | Cost Member
Intangible assets - Other intangible assets
Balance at		6,910,273		6,570,681	5,866,944		R$ 5,202,500
Additions		804,782		824,411	652,490
Additions resulting mergers		590			250
Write-off		(477,434)		(125,307)	(450)
Additions / disposals (net) due to change in the scope of consolidation		87			4
Transfers		R$ 11,567		R$ 4,633	R$ 12,150

[1]	In 2018, it refers to impairment loss of assets in the acquisition and development of software. The loss in the acquisition and development of software was recorded due to obsolescence function and disruption of these systems.